Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories

(In thousands)	December 31, 2018	December 31, 2019
Hardware devices (note)	12,377	9,091
Others	483	162
Less: Impairment	(193)	(3,716)
Total	12,667	5,537

Note: Hardware devices mainly include OneThing Cloud and hard disks.